Other Assets	12 Months Ended
Dec. 31, 2022
Other Assets Disclosure [Abstract]
Other Assets
17.	Other Assets:

As of December 31, 2022 and 2021, other assets are detailed as follows:

	2022	2021
	MCh$	MCh$
Cash collateral provided for derivative financial transactions	314,301	293,378
Accounts receivable from third parties	190,912	95,551
Debtors from brokerage of financial instruments	128,286	78,524
Assets to be leased out as lessor (*)	94,925	94,462
Prepaid expenses	39,744	45,731
Investment properties (**)	12,120	12,476
Income from regular activities from contracts with customers	6,472	11,132
Recoverable income taxes	4,435	3,749
Pending transactions	3,058	2,292
Other provided cash collateral	2,160	1,921
VAT receivable	7	—
Accumulated impairment in respect of other assets receivable	(882)	(1,873)
Other Assets	18,579	29,768
Total	814,117	667,111

(*)	Correspond to fixed assets to be delivered under the financial lease modality.

Estimated useful lives applied by the Bank are presented in Note No. 2(m) Property and equipment.

(**)	As of December 31, 2022, the fair value of the investment properties held by the Bank is Ch$58,721 million (Ch$51,808 million as of December 31, 2021).

In 2022, the Bank earned income of Ch$3,738 million (Ch$3,372 million in 2021) renting out its investment properties. In the same period the Bank incurred corresponding expenses of Ch$2,667 million and Ch$1,843 million per year in 2022 and 2021.